Financial Information of WFI Statements of Income and Statements of Cash Flows for WFI (Details) (USD $) In Thousands	12 Months Ended			15 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2010
Total Income				$ 165,670
Net income before equity in undistributed net income of subsidiary	173,659	123,025	75,742	12,556
Income tax benefit	62,518	4,372	27,570	4,645
Net income	111,141	118,653	48,172	7,911
Preferred dividends accrued	0	0	7,488
Net income available to common shareholders	111,141	118,653	40,684
Adjustments to reconcile net income to net cash provided by operating activities
Decrease (increase) in other assets	18,844	(51,635)	(16,156)
Net cash provided by (used in) operating activities	261,697	250,881	184,242
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	1,686	1,940	180
Proceeds from Employee Stock Ownership Plan	0	0	1,341
Net proceeds from follow on stock offering	0	0	333,177
Proceeds from issuance of preferred stock and warrants	0	0	200,000
Preferred stock redeemed	0	0	200,000
Increase (decrease) in borrowings	(100,000)	(539,034)	(19,378)
Treasury stock purchased	59,680	0	0
Dividends paid on preferred stock	0	0	5,361
Dividends paid on common stock	25,697	22,450	18,847
Net cash provided (used) by financing activities	(170,284)	(167,931)	688,053
Increase (decrease) in cash	(72,620)	390,234	415,788
Cash and cash equivalents at beginning of period	888,622	498,388	82,600	498,388
Cash and cash equivalents at ending of period	816,002	888,622	498,388
Parent Company [Member]
Dividends from subsidiary	100,600	0	18,833
Other	0	14	24
Total Income	100,600	14	18,857
Miscellaneous	626	1,046	1,996
Total expense	626	1,046	1,996
Net income before equity in undistributed net income of subsidiary	99,974	(1,032)	16,861
Equity in undistributed net income of subsidiary	11,167	119,324	30,611
Income before income taxes	111,141	118,292	47,472
Income tax benefit	0	361	700
Net income	111,141	118,653	48,172
Preferred dividends accrued	0	0	7,488
Net income available to common shareholders	111,141	118,653	40,684
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(4,382)	(119,324)	(30,611)
Decrease (increase) in dividend receivable	0	0	18,434
Decrease (increase) in other assets	(37)	1,309	(434)
Increase (decrease) in other liabilities	1,121	(421)	(11,589)
Net cash provided by (used in) operating activities	107,843	217	23,972
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	1,686	1,940	180
Proceeds from Employee Stock Ownership Plan	0	0	1,341
Net proceeds from follow on stock offering		0	333,177
Downstream stock offering proceeds to the Bank	0	0	300,000
Proceeds from issuance of preferred stock and warrants			200,000
Preferred stock redeemed			200,000
Increase (decrease) in borrowings	0	(14,310)	0
Treasury stock purchased	59,680	0	0
Dividends paid on preferred stock			5,361
Dividends paid on common stock	26,796	22,450	18,847
Net cash provided (used) by financing activities	(84,790)	(34,820)	10,490
Increase (decrease) in cash	23,053	(34,603)	34,462
Cash and cash equivalents at beginning of period	4,646	39,249	4,787	39,249
Cash and cash equivalents at ending of period	$ 27,699	$ 4,646	$ 39,249